Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Cash flows from operating activities:
Net (loss) from continued operations	$ (11,630,093)	$ (7,277,606)	$ (35,578,858)	$ (9,144,538)
Bad debt expense				4,816
Depreciation and Amortization expense			318,035	112,442
Gain on sale of fixed assets				(23,308)
Fair value of shares issued for services rendered			3,249,801	791,425
Fair value of shares issued for inducement				326,730
FV of shares issued for employees bonus			695,000
Fair value of options issued for services			12,787,290	39,444
Fair value of warrants issued for services				364,960
Loss on extinguishment				1,120,333	$ 1,120,333
Unrealized gain/loss on equity investment			599,155	726,884
Gain on sale of SRM Stock			(431,972)
Realized gain/loss on sale of marketable securities			269,723	356,359
Unrealized gain/loss on marketable securities			101,088	(216,664)
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Prepaid expenses and deposits			526,556	(181,946)
Right of Entry asset			133,027	122,458
Accounts receivable			354	371,803
Inventory			272,233	94,157
Accounts payable			(227,924)	(59,862)
Accrued liabilities			187,188	130,938
Lease liability			(142,432)	(118,894)
Net cash (used in) continuing operating activities			(17,241,736)	(5,182,463)
Reclassification to discontinued operations
Income (loss) from discontinued operations			(299,184)	(261,528)
Reclassification to assets & liabilities held for sale				863,065
Net cash (used in) discontinued operations			(299,184)	601,537
Cash flows from investing activities:
Cash paid for purchase of assets				(200,000)
Cash paid for SRM Inc.				(390,478)
Cash received for sales of SRM stock			490,000
Cash received from SRM Inc.				345,032
Cash received for sale of marketable securities			417,445	665,631
Cash paid for marketable securities				(14,332)
Net change to value of marketable securities				1,534,814
Cash paid for investment			(572,694)	(508,800)
Purchase of equipment			(87,162)	(108,954)
Proceeds from sale of assets				39,100
Net cash (used in) investing activities			247,589	1,362,013
Cash flows from financing activities
Shares issued for cash				6,786,449
Shares issued for warrant conversion			3,962,715
Loans to affiliates				(699,952)
Shares issued for private placement			9,921,832
Deconsolidation of CBI from SS			935,836
Borrowings on debt				199,097
Payments on debt				(156,436)
Net cash (used in) provided by investing activities			14,820,383	6,129,158
Net (decrease) in cash and cash equivalents			(2,472,948)	2,910,245
Cash and cash equivalents at the beginning of the period			3,833,349	1,477,552	1,477,552
Cash and cash equivalents at the end of the period	$ 1,360,401	$ 4,387,797	1,360,401	4,387,797	$ 3,833,349
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for income taxes
Non-cash items:
Reclassification of Held to Maturity investments to Marketable Securities				3,417,100
Common Stock issued from stock payable on extinguishment of debt			245,044
Common Stock issued from stock payable on service			161,900	192,000
Common Stock issued form stock payable on warrant conversions			2,800
Shares issued for GBB asset purchase				2,468,500
Reclassification for SRM Ltd deconsolidation				$ 146,800
Investment in GBB asset			175,000
Shares issued for note conversion			$ 1,543,208